Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	₪ 4,826
Closing defined benefit assets	4,653	$ 1,322	₪ 4,826
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	4,826	1,371	4,105
Expected return on the plan assets	95	27	72
Changes in financial assumptions	(367)	(104)	446
Employer contribution	355	101	321
Benefits paid	(262)	(74)	(115)
Interest losses on severance payment allocated to remuneration benefits	6	2	(3)
Closing defined benefit assets	₪ 4,653	$ 1,323	₪ 4,826